The Company (Schedule Of Receivables) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other		$ 2.5	$ 2.9
Less allowance for doubtful accounts	(4.7)	(4.3)	(3.7)
Total	89.0	96.6	100.1
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables		$ 98.4	$ 100.9